Taxation (Details) - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Disclosure of geographical areas [line items]
Average effective tax rate	25.40%	26.30%
The tax rate before exceptional items	24.60%	24.90%
Tax charge	$ 683	$ 699
Corporate tax receivables	186	235	$ 354
Current tax liabilities, current	261	191	138
Current Tax Provisions	202		$ 217
Current tax expense (income), related to Pillar Two income taxes	5
Total exceptional items
Disclosure of geographical areas [line items]
Tax charge	(11)	(32)
Restructuring programmes (1)
Disclosure of geographical areas [line items]
Tax charge	(14)
Discretionary increase in pension benefits in Ireland (2)
Disclosure of geographical areas [line items]
Tax charge	(5)
Sale of businesses and brands
Disclosure of geographical areas [line items]
Tax charge	7
Great Britain
Disclosure of geographical areas [line items]
Tax charge	155	100
Foreign
Disclosure of geographical areas [line items]
Tax charge	$ 528	$ 599